John Hancock

197 Clarendon Street

Boston, Massachusetts 02116

(617) 572-0070

E-mail:

mramirez@jhancock.com

Michael A. Ramirez

Assistant Vice President &

Senior Counsel

VIA EDGAR

September 25, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company (U.S.A.) Account A (VUL Accumulator, EPVUL)	#333-85284
John Hancock Life Insurance Company (U.S.A.) Account A (VUL Protector)	#333-88748
John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)	#333-71136
John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship VUL)	#333-100597
John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 03, Corporate VUL 04)	#333-100567

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (VUL Accumulator)	#333-85296
John Hancock Life Insurance Company of New York Account B (VUL Protector)	#333-88972
John Hancock Life Insurance Company of New York Account B (SPVL)	#333-33504
John Hancock Life Insurance Company of New York Account B (Survivorship VUL)	#333-100664

Dear Commissioners:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement effective September 25, 2024, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A. Ramirez
Assistant Vice President and Senior Counsel